Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables [Abstract]
Schedule of credit risk exposure of the company’s trade receivables
	As of December 31,	As of December 31,
	2022	2021
1 - 30 days	501	441
31 - 60 days	99	382
61 - 90 days	53	73
> 91 days	85	260
Allowance for ECL	(37)	(118)
	701	1,038